Inventories (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Raw materials		$ 112,960	$ 104,976
Work in progress		42,734	60,201
Finished goods		69,185	81,704
Inventory net	$ 108,046	$ 224,879	246,881
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Raw materials			104,976	$ 253,751
Work in progress			60,201	133,779
Finished goods			81,704	33,609
Inventory net			$ 246,881	$ 421,139